INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	6 Months Ended
Jun. 30, 2022
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Lessor, Sales-Type Leases, Direct Financing Leases, And Leaseback Assets	INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of June 30, 2022 and December 31, 2021:

(in thousands of $)	June 30, 2022
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	38,112	38,668	76,780
Net minimum lease payments receivable	38,112	38,668	76,780
Estimated residual values of leased property (unguaranteed)	43,150	31,500	74,650
Less: unearned income	(9,472)	(14,971)	(24,443)
Total investment in sales-type lease, direct financing lease and leaseback assets	71,790	55,197	126,987
Allowance for expected credit losses*	(110)	(116)	(226)
Total investment in sales-type lease, direct financing lease and leaseback assets	71,680	55,081	126,761
Current portion	10,450	5,094	15,544
Long-term portion	61,230	49,987	111,217

(in thousands of $)	December 31, 2021
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	120,411	43,103	163,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(34,128)	—	(34,128)
Net minimum lease payments receivable	86,283	43,103	129,386
Estimated residual values of leased property (unguaranteed)	79,621	31,500	111,121
Less: unearned income	(17,532)	(16,946)	(34,478)
Total investment in sales-type lease, direct financing lease and leaseback assets	148,372	57,657	206,029
Allowance for expected credit losses*	(1,142)	(121)	(1,263)
Total investment in sales-type lease, direct financing lease and leaseback assets	147,230	57,536	204,766
Current portion	18,436	5,048	23,484
Long-term portion	128,794	52,488	181,282

*See Note 18: Allowance for Expected Credit Losses.

As of June 30, 2022, the Company had a total of nine vessel charters accounted for as sales-type and direct financing leases (December 31, 2021: 12 vessels) and one vessel charter classified as a leaseback asset (December 31, 2021: one vessel).

Investments in sales-type and direct financing leases

As of December 31, 2021, the Company had two VLCCs accounted for as direct financing leases, which were on long-term, fixed rate charters to Frontline Shipping. Frontline Shipping is a wholly owned subsidiary of Frontline, a related party. The terms of the charters did not provide Frontline Shipping with an option to terminate the charters before the end of their terms. In April 2022, the Company sold the two VLCCs on charter to Frontline Shipping, to an unrelated third party. (See also Note 2: Gain on Sale of Assets and Termination of Charters).
As of June 30, 2022, the Company had nine (December 31, 2021: 10) container vessels accounted for as sales-type leases, all of which are on long-term bareboat charters to MSC. The terms of the charters for the nine container vessels provide the charterer with a minimum fixed price purchase obligation at the expiry of each of the charters. In April 2022, the Company sold and redelivered one 1,700 TEU container vessel to MSC, following the end of the vessel's bareboat charter. (See also Note 2: Gain on Sale of Assets and Termination of Charters).

Investments in leaseback assets

When a sale and leaseback transaction does not qualify for sale accounting, the Company does not recognize the transferred vessels and instead accounts for the purchase as a leaseback asset.
In May 2020, SFL acquired a newbuild VLCC from Landbridge Universal Limited ("Landbridge") where control was not deemed to have passed to the Company due to the existence of repurchase options in the lease on acquisition and therefore was classified as a leaseback asset. Upon delivery, the vessel immediately commenced a seven year bareboat charter back to Landbridge. Landbridge has purchase options throughout the term of the charters and there is a purchase obligation at the end of the seven-year period.